Related party transactions (Details Narrative) kr in Thousands			6 Months Ended
	Jun. 30, 2026 shares	Jun. 03, 2025 USD ($)	Jun. 30, 2026 SEK (kr)	Jun. 30, 2025 SEK (kr)
IfrsStatementLineItems [Line Items]
Payment to related party | $		$ 275,000
Cost of issuance of shares			kr 104,114
Proceeds from sale of design business			33,254
Gain on disposal of associate			kr 32,543
Description of transaction with related party			(i) entered into a three-year service agreement under which it commits to purchase services from the purchasing company,(ii) acquired a 19% equity interest in the new company, amounting SEK 7,500 thousand, and (iii) entered into a sub-lease agreement for the new company’s office space. These arrangements were assessed, supported by an independent valuation and were considered in concluding that the full purchase price relates to the transferred business. As the purchasing company is a related party, the transaction and the associated agreements are disclosed as a related party transaction.
Issued capital [member]
IfrsStatementLineItems [Line Items]
Issuance of shares for services | shares	1,013,620
Polar Charge Group [member]
IfrsStatementLineItems [Line Items]
Equity method ownership percentage	9.00%		9.00%	9.00%
Enride Shareholders [member]
IfrsStatementLineItems [Line Items]
Equity method ownership percentage		0.80%